Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 26,305	$ 26,059
Work in process	37,342	30,830
Raw materials	24,792	24,629
Inventory, Net	$ 88,439	$ 81,518